Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 27.7%	Principal Amount	Value
Aerospace & defense - 0.4%
The Boeing Co., 3.60%, 05/01/34	$6,415,000	$5,504,222
Agriculture - 0.5%
BAT Capital Corp., 3.56%, 08/15/27	7,975,000	7,406,874
Airlines - 2.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,457,202	1,418,459
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,399,027	2,196,042
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	4,821,535	4,062,886
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	12,260,036	10,779,235
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,367,033	2,164,581
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	2,154,539	2,037,075
Series 2015-1, Class AA, 3.45%, 06/01/29	558,993	513,655
Series 2016-2, Class AA, 2.88%, 04/07/30	2,354,741	2,083,713
Series 2018-1, Class AA, 3.50%, 09/01/31	576,483	520,603
Series 2019-1, Class AA, 4.15%, 02/25/33	3,034,085	2,779,518
Auto manufacturers - 4.7%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	2,570,000	2,402,892
4.27%, 01/09/27	4,420,000	4,126,143
5.58%, 03/18/24	5,055,000	5,019,293
6.95%, 03/06/26	6,950,000	7,018,527
7.35%, 11/04/27	9,358,000	9,589,854
General Motors Financial Co., Inc.,
2.90%, 02/26/25	365,000	348,996
4.30%, 07/13/25	2,675,000	2,606,836
4.35%, 01/17/27	6,125,000	5,898,071
5.25%, 03/01/26	2,800,000	2,770,683
6.00%, 01/09/28	18,025,000	18,296,159
6.05%, 10/10/25	7,355,000	7,415,121
Banks - 9.1%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	13,530,000	11,302,590
(Fixed until 04/23/26, then 3 Month Term SOFR USD + 1.32%), 3.56%, 04/23/27	5,835,000	5,538,340
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	1,675,000	1,574,667
(Fixed until 07/22/27, then SOFR + 2.04%), 4.95%, 07/22/28	2,925,000	2,874,795
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	9,240,000	9,021,688
Citigroup, Inc.
(Fixed until 10/27/27, 3 Month Term SOFR USD + 1.41%), 3.52%, 10/27/28	3,170,000	2,938,739
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	12,970,000	11,461,140
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	5,423,195
(Fixed until 11/17/32, then SOFR + 2.34%), 6.27%, 11/17/33	8,160,000	8,663,604
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	12,030,000	10,151,141
(Fixed until 07/25/32, the SOFR + 2.08%), 4.91%, 07/25/33	9,580,000	9,360,890
(Fixed until 06/01/33, then SOFR + 1.85%), 5.35%, 06/01/34	6,325,000	6,370,501
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,470,000	4,870,867
The PNC Financial Services Group, Inc. (Fixed until 10/28/32 SOFR Index + 2.14%), 6.04%, 10/28/33	7,180,000	7,381,577
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	14,330,000	12,268,124
(Fixed until 04/25/25, then SOFR + 1.32%), 3.91%, 04/25/26	5,045,000	4,882,716
(Fixed until 04/04/30, then 3 Month Term SOFR USD + 4.03%), 4.48%, 04/04/31	5,390,000	5,109,456
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	7,865,000	7,538,782
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	850,000	843,315
Biotechnology - 0.4%
Amgen, Inc.,
5.15%, 03/02/28	3,500,000	3,502,306
5.25%, 03/02/33	2,190,000	2,185,684
Capital markets - 5.2%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	7,765,000	6,462,468
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	2,606,386
(Fixed until 07/20/32, then SOFR + 2.08%), 4.89%, 07/20/33	10,085,000	9,706,836
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	10,360,000	11,015,537
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	7,760,000	7,555,507
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	19,755,000	16,646,407
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,522,368
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,325,000	2,038,271
(Fixed until 01/12/33, then1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	13,055,000	13,239,353
Commercial services - 0.4%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	6,075,000	5,926,615
Consumer finance - 0.7%
Ally Financial, Inc.,
4.63%, 03/30/25	2,000,000	1,935,645
5.80%, 05/01/25	8,370,000	8,251,214
Diversified telecommunication services - 0.2%
Verizon Communications, Inc., 2.55%, 03/21/31	3,275,000	2,718,505
Electric - 1.0%
Appalachian Power Co., 2.70%, 04/01/31	6,235,000	5,226,152
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	463,184
Entergy Louisiana LLC, 2.35%, 06/15/32	3,940,000	3,162,639
Public Service Electric and Gas Co., 4.65%, 03/15/33	5,240,000	5,127,627
Electric utilities - 0.7%
Duke Energy Corp., 5.00%, 12/08/27	4,405,000	4,392,458
Edison International, 4.95%, 04/15/25	750,000	738,664
Southern California Edison Co., 1.20%, 02/01/26	4,890,000	4,422,288
Health care equipment & supplies - 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	6,775,000	6,952,258
Healthcare services - 0.3%
HCA, Inc., 5.00%, 03/15/24	4,025,000	4,004,501
Insurance - 0.4%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	2,893,274
Metropolitan Life Global Funding I, 144A, 4.30%, 08/25/29	2,720,000	2,586,998
Multi-utilities - 0.4%
Dominion Energy, Inc., 3.38%, 04/01/30	6,140,000	5,477,243
Oil, gas & consumable fuels - 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,926,000	4,562,456
Tobacco - 0.5%
Altria Group, Inc., 4.80%, 02/14/29	7,575,000	7,389,229
Total corporate bonds (cost $406,677,430)		390,247,638

MORTGAGE AND ASSET-BACKED SECURITIES - 43.6%
Asset-backed securities - 10.2%
Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.07%, 04/15/27	12,220,000	12,136,324
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	22,585,000	20,515,372
Series 2022-5A, Class A, 144A, 6.12%, 04/20/27	26,245,000	26,243,433
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,760,000	5,557,856
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	23,075,000	21,708,978
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	7,590,000	7,074,326
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	12,295,000	12,110,826
Honda Auto Receivables Owner Trust, Series 2022-2, Class A3, 3.73%, 07/20/26	4,520,000	4,405,504
Mercedes-Benz Auto Receivable Trust, Series 2023-A, Class A3, 4.74%, 01/15/27	7,585,000	7,495,346
Mercedes-Benz Auto Lease Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	9,411,896	9,389,471
Series 2023-A, Class A2, 5.24%, 11/17/25	11,970,000	11,914,835
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A, 5.27%, 01/15/26	5,348,025	5,332,516
Commercial mortgage-backed securities - 13.4%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/15/64	6,280,000	5,599,116
BBCMS Mortgage Trust, Series 2022-C18, Class A2, VR, 5.50%, 12/15/55	7,380,000	7,352,747
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/54	4,640,000	4,155,845
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 144A, SB, 6.44%, 05/25/63	3,331,792	3,322,621
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A2, 2.98%, 11/10/52	4,529,000	4,260,384
Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,184	926,440
Citigroup Mortgage Loan Trust, Series 2021-J2, Class A7A, 144A, VR, 2.50%, 07/25/51	1,995,606	1,711,155
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,858,366
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	3,399,834	2,820,297
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 144A, VR, 2.50%, 09/25/51	1,633,398	1,309,598
GCAT Trust, Series 2023-NQM2, Class A1, 144A, SB, 5.84%, 11/25/67	3,206,953	3,173,189
GS Mortgage-Backed Securities Trust,
Series 2020-INV1, Class A14, 144A, VR, 2.93%, 10/25/50	1,722,447	1,438,042
Series 2021-GR2, Class A2, 144A, VR, 2.50%, 02/25/52	2,243,197	1,799,903
Series 2021-MM1, Class A2, 144A, VR, 2.50%, 04/25/52	7,279,050	5,840,586
Series 2021-PJ10, Class A2, 144A, VR, 2.50%, 03/25/52	4,692,691	3,765,336
Series 2022-LTV2, Class A2, 144A, VR, 4.00%, 12/25/52	4,268,990	3,875,442
Series 2022-PJ5, Class A6, 144A, VR, 3.00%, 10/25/52	6,005,762	5,014,108
Series 2022-PJ6, Class A4, 144A, VR, 3.00%, 01/25/53	2,068,449	1,726,913
Hundred Acre Wood Trust,
Series 2021-INV1, Class A29, 144A, VR, 3.00%, 07/25/51	3,004,926	2,467,795
Series 2021-INV2, Class A29, 144A, VR, 3.00%, 10/25/51	5,082,776	4,186,509
Series 2021-INV3, Class A29, 144A, VR, 3.00%, 12/25/51	3,039,826	2,495,416
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 144A, SB, 5.94%, 02/25/68	2,475,790	2,447,601
J.P. Morgan Mortgage Trust,
Series 2021-1, Class A2, 144A, VR, 2.50%, 06/25/51	1,309,763	1,050,932
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,901,637	2,328,224
Series 2021-6, Class A3, 144A, VR, 2.50%, 10/25/51	3,130,701	2,517,891
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,709,904	2,174,381
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	2,054,220	1,715,033
Series 2022-3, Class A2, 144A, VR, 3.00%, 08/25/52	9,132,927	7,602,094
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	7,568,590	6,318,887
Series 2022-8, Class A3, 144A, VR, 4.00%, 01/25/53	1,717,266	1,535,813
Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	3,047,432	2,907,917
Series 2021-INV6, Class A2, 144A, VR, 3.00%, 04/25/52	4,474,488	3,755,362
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	6,058,264	5,057,941
Series 2022-INV3, Class A3B, 144A, VR, 3.00%, 09/25/52	7,233,804	6,030,337
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	825,000	799,303
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	9,601,875	8,551,295
OBX Trust, Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	10,131,230	8,325,419
PRMI Securitization Trust, Series 2021-1, Class A2, 144A, VR, 2.50%, 04/25/51	2,476,864	1,987,394
RATE Mortgage Trust,
Series 2021-HB1, Class A1, 144A, VR, 2.50%, 12/25/51	2,299,624	1,845,180
Series 2021-J3, Class A1, 144A, VR, 2.50%, 10/25/51	4,056,895	3,255,184
Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	4,654,102	3,734,372
Sequoia Mortgage Trust,
Series 2021-3, Class A1, 144A, VR, 2.50%, 05/25/51	4,145,437	3,326,228
Series 2021-4, Class A1, 144A, VR, 2.50%, 06/25/51	5,380,691	4,323,832
Series 2021-6, Class A1,144A, VR, 2.50%, 10/25/51	2,683,829	2,153,459
Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 144A, VR, 6.47%, 01/25/53	4,529,948	4,465,343
Verus Securitization Trust,
Series 2023-INV1, Class A1, 144A, SB, 6.00%, 02/25/68	8,698,292	8,622,987
Series 2023-INV2, Class A1, 144A, SB, 6.44%, 08/25/68	7,125,000	7,121,557
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	3,444,038	3,430,997
Series 2023-4, Class A1, 144A, SB, 5.81%, 05/25/68	4,373,338	4,323,129
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 144A, VR, 2.50%, 12/25/50	6,725,117	5,412,933
Federal agency mortgage-backed obligations - 20.0%
Fannie Mae Pool,
Series 4899, Class MA, 5.00%, 01/01/38	1,034,104	1,026,782
Series 4992, Class MA, 5.00%, 04/01/38	10,224,606	10,152,207
Series 5014, Class MA, 5.00%, 05/01/38	12,096,888	12,011,230
TBA, 5.00%, 08/15/53	68,485,000	66,898,609
TBA, 5.50%, 08/15/53	166,095,000	164,940,122
Freddie Mac Pool,
Series 8213, Class SB, 5.00%, 02/01/38	11,973,455	11,888,672
Series 8223, Class SB, 5.00%, 04/01/38	6,295,065	6,250,490
Series 8230, Class SB, 5.00%, 05/01/38	8,826,408	8,763,909
Total mortgage and asset-backed securities (cost $624,179,463)		614,037,641

MEDIUM-TERM NOTES - 0.0%
Citigroup Global Markets Holdings, Inc., 144A, 12/22/23+	691,000	161,571
Total medium-term notes (cost $691,000)		161,571

U.S. TREASURIES - 29.5%
U.S. Treasury Inflation Indexed Notes,
0.50%, 01/15/28	15,011,166	14,097,303
1.13%, 01/15/33	114,504,029	109,398,312
1.25%, 04/15/28	29,718,288	28,857,212
U.S. Treasury Notes,
0.50%, 02/28/26	100,190,000	90,210,136
1.13%, 02/28/25	63,550,000	59,724,588
2.75%, 08/15/32	125,790,000	114,198,648
Total U.S. Treasuries (cost $422,443,379)		416,486,199

SHORT-TERM INVESTMENTS - 11.1%
U.S. Treasury Bills - 11.1%
U.S. Treasury Bills, ZCI, 5.31%, 07/11/24	165,025,000	156,951,233
Total short-term investments (cost $157,016,708)		156,951,233
Total investment portfolio (cost $1,611,007,980) - 111.9%		1,577,884,282
Liabilities in excess of other assets - (11.9)%		(167,635,505)
Total net assets - 100.0%		$1,410,248,777

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
+ This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 07.31.2023
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2023	(Depreciation)
Euro BUND Future^	09/07/23	1,221	$179,670,731	$178,551,952	$(1,118,779)
2-Year U.S. Treasury Note	09/29/23	2,782	567,885,796	564,832,938	(3,052,858)

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2023	(Depreciation)
Euro BOBL Future^	09/07/23	(1,264)	$(161,904,925)	$(161,060,979)	$843,946
10-Year U.S. Treasury Note	09/20/23	(1,771)	(202,244,190)	(197,300,469)	4,943,721
U.S. Treasury Long Bond Future	09/20/23	(69)	(8,749,184)	(8,586,187)	162,997
Ultra 10-Year U.S. Treasury Note	09/20/23	(1,416)	(169,361,522)	(165,649,875)	3,711,647
Total futures contracts					$5,490,674

There is $74,503 of variation margin due from the Fund to the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at July 31, 2023 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of July 31, 2023.

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED) | 07.31.2023
	Number of	Notional
WRITTEN OPTIONS	Contracts	Amount	Value
Exchange traded call options
U.S. Treasury Bond Futures, Expires 08/25/23, Exercise price $127	753	$93,703,320	$(364,734)
Exchange traded put options
U.S. Treasury Bond Futures, Expires 08/25/23, Exercise price $127	753	93,703,320	(2,294,297)
Total written options (premiums received $3,287,122)			$(2,659,031)

Written options are categorized as Level 1 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS
(UNAUDITED) | 07.31.2023
CREDIT DEFAULT SWAPS

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 40	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/28	$ 97,210,000	$ 1,669,841	$ 972,121	$ 697,720
Intercontinental Exchange	CDX North American High Yield Index Series 40	B2/B	Sell	Receive	5%/Quarterly	06/20/28	138,230,000	5,721,099	849,482	4,871,617
Intercontinental Exchange	iTraxx Australia Series 39 Version 1 Index	Baa2/BBB	Buy	Pay	1%/Quarterly	06/20/28	97,210,000	(1,299,666)	(567,439)	(732,227)
Total credit default swap contracts							$ 332,650,000	$ 6,091,274	$ 1,254,164	$ 4,837,110

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INFLATION RATE SWAPS
								Unrealized
	Pay/Receive	Floating		Fixed	Payment	Termination	Notional	Appreciation/
Central Clearing Party	Floating Rate	Rate Index		Rate	Frequency	Date	Amount	(Depreciation)
LCH Ltd^	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)		2.72%	At Termination	06/30/53	EUR 17,646,000	$ (619,846)
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)		0.00%	At Termination	06/30/53	$ 25,507,000	475,377
Total inflation rate swap contracts								$ (144,469)

CPI - Consumer Price Index
^ This interest rate swap is denominated in Euro. Unrealized Appreciation (Depreciation) has been translated into U.S. Dollars as of July 31, 2023.

There is $267,781 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts and Inflation Rate Swap Contracts are categorized as Level 2 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2023
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	21,705,000	U.S. Dollar	14,429,701	09/06/23	Goldman Sachs	$ 169,752
Australian Dollar	41,600,000	U.S. Dollar	28,158,000	10/30/23	J.P. Morgan	(128,053)
U.S. Dollar	14,767,865	Australian Dollar	21,705,000	09/06/23	Goldman Sachs	168,412
U.S. Dollar	25,054,010	Euro	22,809,820	09/11/23	Goldman Sachs	(79,864)
Euro	22,809,820	U.S. Dollar	24,559,903	09/11/23	Goldman Sachs	573,970
Indian Rupee	1,400,550,313	U.S. Dollar	16,986,456	10/17/23	Goldman Sachs	(2,008)
Indian Rupee	1,400,540,000	U.S. Dollar	16,982,211	10/17/23	J.P. Morgan	2,111
Japanese Yen	5,964,985,105	U.S. Dollar	43,632,717	10/24/23	Goldman Sachs	(1,130,343)
Norwegian Krone	157,694,254	U.S. Dollar	14,390,000	09/06/23	Goldman Sachs	1,190,117
U.S. Dollar	15,031,671	Norwegian Krone	157,694,254	09/06/23	Goldman Sachs	(548,445)

Total forward contracts						$ 215,649

Forward Contracts are categorized as Level 2 as of the date of this report.